Schedule of Effects of Reinsurance on Interest Credited to contract holder Funds, Contract Benefits and Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Effects of Reinsurance [Line Items]
Direct interest credited to contractholder funds, contract benefits and expenses	$ 1,519,057	$ 1,668,358	$ 1,643,710
Assumed interest credited to contractholder funds, contract benefits and expenses	4,854	6,003	6,453
Ceded interest credited to contractholder funds, contract benefits and expenses	(842,505)	(957,374)	(931,557)
Return credited to policyholders' account balances and policyholder benefits, net of reinsurance	$ 681,406	$ 716,987	$ 718,606